Discontinued Operation (Details) - Schedule of Assets and Liabilities of the Discontinued Operations	Mar. 31, 2023 USD ($)
Schedule of Assets and Liabilities of the Discontinued Operations [Abstract]
Cash and cash equivalents	$ 1,268,235
Accounts receivable, net	10,062
Prepayments and other assets	44,004
Property, plant and equipment, net	29,051
Current assets held for sale-discontinued operation	1,351,352
Accrued expenses and other current liabilities	737,693
Taxes	32,210
Total liabilities of Discontinued Operations	$ 705,483